Segmented information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of operating segments [line items]
Net interest income	$ 4,308	$ 4,132	$ 3,801
Non-interest income	4,090	3,444	3,480
Total revenue	8,398	7,576	7,281
Provision for (reversal of) credit losses	568	605	573
Amortization and impairment	301	324	286
Other non-interest expenses	4,028	3,855	3,592
Income (loss) before income taxes	3,501	2,792	2,830
Income taxes	401	612	659
Net income (loss)	3,100	2,180	2,171
Non-controlling interests	7	6	8
Equity shareholders	3,093	2,174	2,163
Average assets	1,154,882	1,118,611	1,098,807
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	2,652	2,572	2,326
Non-interest income	643	616	597
Total revenue	3,295	3,188	2,923
Provision for (reversal of) credit losses	446	503	428
Amortization and impairment	57	58	58
Other non-interest expenses	1,501	1,554	1,402
Income (loss) before income taxes	1,291	1,073	1,035
Income taxes	331	277	270
Net income (loss)	960	796	765
Equity shareholders	960	796	765
Average assets	343,836	343,339	338,184
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	830	784	718
Non-interest income	1,093	1,052	985
Total revenue	1,923	1,836	1,703
Provision for (reversal of) credit losses	84	52	39
Amortization and impairment			1
Other non-interest expenses	941	957	852
Income (loss) before income taxes	898	827	811
Income taxes	251	224	220
Net income (loss)	647	603	591
Equity shareholders	647	603	591
Average assets	108,393	107,133	100,474
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	600	559	562
Non-interest income	274	251	285
Total revenue	874	810	847
Provision for (reversal of) credit losses	21	(33)	68
Amortization and impairment	27	35	23
Other non-interest expenses	456	465	447
Income (loss) before income taxes	370	343	309
Income taxes	76	68	53
Net income (loss)	294	275	256
Equity shareholders	294	275	256
Average assets	65,220	63,706	65,791
Capital markets [Member]
Disclosure of operating segments [line items]
Net interest income	111	84	70
Non-interest income	1,906	1,439	1,504
Total revenue	2,017	1,523	1,574
Provision for (reversal of) credit losses	7	77	21
Amortization and impairment		1	1
Other non-interest expenses	836	709	704
Income (loss) before income taxes	1,174	736	848
Income taxes	297	188	229
Net income (loss)	877	548	619
Equity shareholders	877	548	619
Average assets	423,381	386,431	375,453
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	115	133	125
Non-interest income	174	86	109
Total revenue	289	219	234
Provision for (reversal of) credit losses	10	6	17
Amortization and impairment	217	230	203
Other non-interest expenses	294	170	187
Income (loss) before income taxes	(232)	(187)	(173)
Income taxes	(554)	(145)	(113)
Net income (loss)	322	(42)	(60)
Non-controlling interests	7	6	8
Equity shareholders	315	(48)	(68)
Average assets	$ 214,052	$ 218,002	$ 218,905